UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2890

Fidelity Phillips Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Cash Reserves

August 31, 2017

CAS-QTLY-1017
1.805742.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 7.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 7.0%
U.S. Treasury Bills
9/28/17 to 3/1/18	0.91 to 1.15%	$6,473,350	$6,446,824
U.S. Treasury Notes
9/30/17 to 7/31/19	0.70 to 1.16 (b)	2,941,105	2,942,773
TOTAL U.S. TREASURY DEBT
(Cost $9,389,597)			9,389,597

U.S. Government Agency Debt - 57.5%
Federal Agencies - 57.5%
Fannie Mae
9/8/17 to 1/11/18	1.24 to 1.28 (b)(c)	980,000	980,002
Federal Farm Credit Bank
1/8/18	1.25 (b)(c)	40,000	40,026
Federal Home Loan Bank
9/1/17 to 1/22/19	0.80 to 1.25 (b)	74,804,571	74,768,504
Freddie Mac
12/21/17 to 1/12/18	1.20 to 1.27 (b)(c)	1,270,500	1,270,500
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $77,059,032)			77,059,032

U.S. Government Agency Repurchase Agreement - 15.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.08% dated 8/31/17 due 9/1/17 (Collateralized by U.S. Government Obligations) #	$9,547,265	$9,546,978
With:
BNP Paribas, S.A. at:
1.1%, dated:
8/22/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $102,334,670, 0.00% - 8.88%, 9/15/17 - 6/20/47)	100,275	100,000
8/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $103,689,058, 0.00% - 7.00%, 5/15/18 - 7/1/47)	101,290	101,000
1.11%, dated 8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $409,131,204, 0.00% - 6.50%, 2/1/18 - 9/1/47)	402,138	401,000
1.12%, dated 8/15/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $408,743,840, 0.00% - 7.13%, 1/11/18 - 6/20/47)	400,490	399,000
1.13%, dated 6/27/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $105,355,008, 0.00% - 6.50%, 11/15/17 - 8/20/47)	103,388	103,000
Citibank NA at:
1.04%, dated 8/29/17 due 9/5/17 (Collateralized by U.S. Treasury Obligations valued at $99,441,339, 0.00% - 8.00%, 9/14/17 - 8/15/47)	97,020	97,000
1.05%, dated 8/29/17 due 9/5/17 (Collateralized by U.S. Treasury Obligations valued at $596,924,528, 0.00% - 9.00%, 9/14/17 - 4/20/47)	584,119	584,000
ING Financial Markets LLC at:
1.04%, dated 6/1/17 due 9/1/17 (Collateralized by U.S. Government Obligations valued at $160,561,273, 2.50% - 7.00%, 8/1/26 - 4/1/47)	157,417	157,000
1.09%, dated:
8/2/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $248,077,989, 3.50% - 4.00%, 1/1/31 - 8/1/44)	243,655	243,000
8/3/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $206,215,272, 2.50% - 7.50%, 8/1/26 - 4/1/47)	202,550	202,000
8/4/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $123,521,876, 3.50% - 4.50%, 11/1/26 - 8/1/45)	121,330	121,000
8/7/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $233,751,554, 3.50% - 4.00%, 3/1/42 - 1/1/43)	229,610	229,000
8/14/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $204,107,271, 2.50% - 5.50%, 12/1/24 - 8/1/47)	200,551	200,000
8/15/17 due 10/5/17 (Collateralized by U.S. Government Obligations valued at $121,439,589, 3.50% - 4.50%, 8/1/26 - 2/1/47)	119,328	119,000
Merrill Lynch, Pierce, Fenner & Smith at 1.06%, dated 8/11/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $613,399,051, 3.50% - 4.00%, 6/20/47 - 8/20/47)	602,079	601,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.07%, dated:
8/9/17 due 10/11/17 (Collateralized by U.S. Government Obligations valued at $102,069,729, 1.88% - 5.86%, 8/1/24 - 8/20/47)	100,187	100,000
8/18/17 due 10/17/17 (Collateralized by U.S. Government Obligations valued at $266,330,777, 2.16% - 4.50%, 8/1/24 - 9/1/47)	261,465	261,000
8/28/17 due:
10/25/17 (Collateralized by U.S. Government Obligations valued at $265,231,529, 0.89% - 5.65%, 1/1/18 - 9/1/47)	260,448	260,000
10/27/17 (Collateralized by U.S. Government Obligations valued at $224,426,679, 1.90% - 6.00%, 8/1/19 - 8/1/48)	220,392	220,000
1.08%, dated:
8/7/17 due 10/6/17 (Collateralized by U.S. Government Obligations valued at $351,143,160, 1.92% - 5.37%, 1/1/19 - 9/1/47)	344,619	344,000
8/8/17 due 10/10/17 (Collateralized by U.S. Government Obligations valued at $286,826,366, 1.95% - 6.00%, 1/1/19 - 9/1/47)	281,531	281,000
Natixis SA at 1.08%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $199,926,044, 1.25% - 6.00%, 10/31/17 - 3/20/47)	196,006	196,000
Nomura Securities International, Inc. at 1.05%, dated 8/29/17 due 9/5/17 (Collateralized by U.S. Government Obligations valued at $1,146,580,317, 2.50% - 7.50%, 10/1/17 - 12/20/60)	1,124,229	1,124,000
RBC Capital Markets Corp. at:
1.06%, dated 6/12/17 due 9/11/17 (Collateralized by U.S. Government Obligations valued at $201,421,033, 1.80% - 7.00%, 12/25/19 - 8/20/47)	197,528	197,000
1.09%, dated:
7/21/17 due 10/19/17 (Collateralized by U.S. Government Obligations valued at $208,344,608, 2.19% - 9.50%, 11/1/17 - 8/20/47)	204,556	204,000
8/10/17 due 11/8/17 (Collateralized by U.S. Government Obligations valued at $266,405,615, 1.13% - 9.50%, 2/1/18 - 8/20/47)	261,711	261,000
8/14/17 due 11/13/17 (Collateralized by U.S. Government Obligations valued at $142,890,637, 1.50% - 8.00%, 12/1/17 - 8/20/47)	140,386	140,000
1.1%, dated 7/6/17 due:
10/3/17 (Collateralized by U.S. Government Obligations valued at $115,462,012, 2.00% - 7.00%, 11/1/23 - 8/25/47)	113,307	113,000
10/4/17 (Collateralized by U.S. Government Obligations valued at $209,523,209, 2.24% - 7.00%, 11/1/20 - 9/1/47)	205,564	205,000
RBC Dominion Securities at:
1.04%, dated:
7/27/17 due 9/5/17 (Collateralized by U.S. Government Obligations valued at $199,106,864, 1.75% - 3.50%, 6/30/22 - 3/20/47)	195,225	195,000
7/28/17 due 9/6/17 (Collateralized by U.S. Government Obligations valued at $199,101,119, 1.75% - 3.50%, 6/30/22 - 4/20/46)	195,225	195,000
1.05%, dated:
8/3/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $199,068,303, 1.75% - 3.50%, 6/30/22 - 3/20/47)	195,205	195,000
8/4/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $199,062,503, 1.75% - 3.50%, 6/30/22 - 4/20/46)	195,216	195,000
1.07%, dated:
7/7/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $210,469,733, 4.00% - 5.00%, 8/15/40 - 6/20/47)	206,551	206,000
7/10/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $209,429,392, 1.75% - 4.50%, 6/30/22 - 4/20/47)	205,561	205,000
7/11/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $101,136,158, 1.75% - 3.50%, 6/30/22 - 5/20/47)	99,271	99,000
7/19/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $209,373,456, 3.00% - 4.00%, 6/20/44 - 5/1/47)	205,567	205,000
1.08%, dated:
7/13/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $208,392,206, 1.75% - 4.00%, 6/30/22 - 10/20/45)	204,594	204,000
7/17/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $209,388,558, 3.00% - 4.50%, 9/20/43 - 5/1/47)	205,578	205,000
7/20/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $208,348,463, 1.75% - 4.00%, 6/30/22 - 1/20/46)	204,588	204,000
7/21/17 due 9/7/17:
(Collateralized by U.S. Government Obligations valued at $208,342,181, 4.00%, 11/20/43 - 6/20/44)	204,588	204,000
(Collateralized by U.S. Government Obligations valued at $208,342,269, 1.75% - 4.00%, 6/30/22 - 1/20/46)	204,594	204,000
1.09%, dated 7/24/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $208,325,785, 1.75% - 3.50%, 6/30/22 - 4/20/46)	204,605	204,000
RBC Financial Group at:
1.07%, dated 8/14/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $102,812,286, 2.50% - 4.50%, 3/1/27 - 7/1/47)	100,187	100,000
1.09%, dated:
8/14/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $102,055,590, 3.50% - 4.50%, 12/15/40 - 9/1/46)	100,279	100,000
8/15/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $203,246,090, 2.50% - 4.50%, 11/1/25 - 3/1/47)	199,554	199,000
8/16/17 due 9/7/17 (Collateralized by U.S. Government Obligations valued at $142,958,161, 1.73% - 6.50%, 3/1/26 - 8/25/43)	140,390	140,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $20,368,978)		20,368,978

U.S. Treasury Repurchase Agreement - 22.6%
With:
Barclays Capital, Inc. at 1.08%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $713,001,431, 0.00% - 4.25%, 9/15/17 - 8/15/27)	699,021	699,000
BMO Capital Markets Corp. at 1.07%, dated 8/29/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $92,382,134, 1.50%, 8/15/26)	90,251	90,000
BMO Harris Bank NA at:
1.03%, dated 7/20/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $148,016,429, 0.88%, 1/31/18)	144,222	144,000
1.04%, dated:
7/6/17 due 9/5/17 (Collateralized by U.S. Treasury Obligations valued at $187,700,913, 2.00% - 2.13%, 8/15/21 - 11/15/26)	181,319	181,000
7/24/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $192,795,360, 0.00% - 3.88%, 9/15/17 - 2/15/47)	187,362	187,000
1.05%, dated 7/24/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $192,638,581, 1.13% - 3.13%, 9/30/21 - 8/15/44)	186,363	186,000
1.06%, dated:
7/7/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $194,403,720, 2.88% - 3.13%, 2/15/43 - 8/15/45)	187,501	187,000
7/13/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $190,417,986, 0.63% - 3.88%, 9/30/17 - 8/15/47)	186,460	186,000
7/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $190,556,033, 2.75%, 11/15/23)	184,417	184,000
8/3/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $189,126,150, 1.38%, 6/30/18)	183,480	183,000
8/9/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $277,765,060, 1.13% - 3.75%, 2/28/19 - 8/15/47)	272,745	272,000
8/10/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $184,860,558, 0.00% - 3.75%, 9/28/17 - 11/15/45)	181,480	181,000
8/17/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $186,965,740, 2.75% - 4.25%, 11/15/17 - 8/15/40)	181,474	181,000
1.07%, dated:
7/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $188,824,975, 1.38% - 2.13%, 2/28/19 - 8/15/21)	184,465	184,000
7/26/17 due 9/7/17:
(Collateralized by U.S. Treasury Obligations valued at $188,855,025, 2.00%, 2/15/22)	184,465	184,000
(Collateralized by U.S. Treasury Obligations valued at $94,044,905, 0.00% - 3.88%, 9/28/17 - 11/15/46)	92,246	92,000
7/27/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $93,944,871, 0.63% - 3.88%, 6/30/18 - 11/15/44)	92,249	92,000
7/28/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $190,265,190, 1.63% - 2.75%, 3/31/19 - 5/15/24)	184,481	184,000
9/1/17 due 9/7/17(d)	90,273	90,000
1.08%, dated 8/4/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $112,858,758, 0.00% - 3.75%, 9/28/17 - 8/15/47)	110,340	110,000
BNP Paribas, S.A. at:
1%, dated:
5/26/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $413,624,212, 0.00% - 3.75%, 2/8/18 - 8/15/46)	405,324	404,000
6/2/17 due 9/5/17 (Collateralized by U.S. Treasury Obligations valued at $276,641,467, 1.25% - 6.13%, 11/15/18 - 2/15/46)	270,713	270,000
1.04%, dated 6/9/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $367,068,652, 0.00% - 3.00%, 1/4/18 - 5/15/46)	359,933	359,000
1.05%, dated:
6/12/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $734,409,539, 0.00% - 7.63%, 9/14/17 - 2/15/45)	717,900	716,000
8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $717,080,928, 0.00% - 8.13%, 9/14/17 - 2/15/31)	703,308	703,000
1.06%, dated 6/15/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $735,528,299, 0.00% - 4.75%, 10/26/17 - 2/15/46)	719,903	718,000
1.07%, dated 6/22/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $558,306,338, 1.14% - 3.63%, 4/30/19 - 2/15/45)	545,455	544,000
1.08%, dated:
7/18/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $189,986,419, 0.00% - 9.13%, 9/14/17 - 2/15/46)	186,502	186,000
8/7/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $376,869,547, 0.00% - 6.13%, 9/14/17 - 8/15/45)	369,005	368,000
8/8/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $370,499,506, 0.00% - 8.75%, 2/8/18 - 11/15/46)	362,988	362,000
8/11/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $745,882,145, 1.50% - 8.75%, 11/15/18 - 5/15/46)	727,982	726,000
1.09%, dated:
8/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $369,318,324, 2.00% - 6.38%, 1/31/24 - 8/15/45)	363,030	362,000
8/30/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $410,313,668, 1.75% - 6.50%, 5/31/22 - 11/15/46)	400,111	399,000
8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $369,124,489, 0.88% - 8.13%, 10/15/17 - 2/15/46)	362,006	361,000
1.1%, dated:
7/18/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $189,980,946, 1.63% - 8.75%, 11/15/18 - 2/15/46)	186,637	186,000
8/14/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $1,111,184,072, 0.00% - 5.38%, 9/14/17 - 8/15/46)	1,089,982	1,086,000
8/15/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $368,253,369, 0.00% - 5.38%, 9/14/17 - 8/15/46)	361,320	360,000
1.11%, dated 8/28/17 due 11/28/17 (Collateralized by U.S. Treasury Obligations valued at $184,831,941, 0.00% - 8.88%, 1/25/18 - 11/15/46)	181,513	181,000
1.12%, dated:
6/27/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $190,109,628, 1.38% - 6.25%, 8/15/21 - 2/15/46)	186,694	186,000
7/24/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $190,152,546, 0.00% - 8.75%, 9/14/17 - 2/15/46)	186,625	186,000
7/25/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $187,901,944, 1.14% - 2.50%, 4/30/19 - 2/15/46)	184,613	184,000
1.13%, dated 6/29/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $191,346,571, 0.00% - 8.00%, 9/14/17 - 8/15/42)	187,704	187,000
1.14%, dated 7/6/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $383,431,600, 1.38% - 5.00%, 5/31/21 - 8/15/46)	375,421	374,000
Commerz Markets LLC at:
1.09%, dated 8/30/17 due 9/6/17 (Collateralized by U.S. Treasury Obligations valued at $264,191,450, 1.38%, 2/29/20 - 5/31/21)	259,055	259,000
1.11%, dated 8/31/17 due 9/1/17:
(Collateralized by U.S. Treasury Obligations valued at $1,488,356,662, 0.75% - 7.50%, 12/31/17 - 8/15/47)	1,457,045	1,457,000
(Collateralized by U.S. Treasury Obligations valued at $442,682,193, 1.38% - 3.63%, 2/15/20 - 4/30/24)	434,013	434,000
1.14%, dated 8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $528,361,779, 1.38% - 1.88%, 8/31/20 - 2/28/22)	518,115	518,000
Credit AG at 1.04%, dated 8/25/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $179,556,396, 1.50%, 8/31/18)	176,036	176,000
Deutsche Bank Securities, Inc. at:
1.09%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $525,315,964, 1.13% - 2.88%, 10/31/17 - 2/28/22)	515,016	515,000
1.1%, dated 8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $794,897,106, 0.75% - 2.75%, 7/31/18 - 8/15/47)	778,166	778,000
Goldman Sachs & Co. at 1.04%, dated 8/28/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $185,421,451, 3.13%, 8/15/44)	180,021	180,000
Lloyds Bank PLC at:
1.15%, dated 7/14/17 due 9/12/17 (Collateralized by U.S. Treasury Obligations valued at $734,204,872, 1.50% - 6.00%, 8/31/18 - 2/15/26)	720,378	719,000
1.16%, dated:
8/16/17 due 11/16/17 (Collateralized by U.S. Treasury Obligations valued at $148,966,651, 1.38% - 3.50%, 6/30/18 - 5/15/20)	145,430	145,000
8/24/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $186,079,078, 2.13%, 12/31/21)	182,528	182,000
8/31/17 due 11/29/17 (Collateralized by U.S. Treasury Obligations valued at $185,931,921, 1.50% - 3.75%, 8/31/18 - 5/31/21)	181,525	181,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.05%, dated 8/18/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $90,072,582, 0.00% - 9.00%, 10/5/17 - 5/15/46)	88,080	88,000
Mizuho Securities U.S.A., Inc. at 1.09%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $353,603,795, 2.00% - 2.13%, 2/15/25 - 5/15/25)	345,010	345,000
MUFG Securities EMEA PLC at:
1.02%, dated 6/6/17 due 9/6/17 (Collateralized by U.S. Treasury Obligations valued at $110,836,770, 1.13% - 1.63%, 2/29/20 - 11/15/22)	108,282	108,000
1.05%, dated 8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $504,370,637, 1.63%, 5/15/26)	492,158	492,000
1.07%, dated 8/18/17 due:
9/5/17 (Collateralized by U.S. Treasury Obligations valued at $535,270,952, 1.63% - 3.00%, 5/31/22 - 5/15/45)	523,280	523,000
9/7/17 (Collateralized by U.S. Treasury Obligations valued at $537,989,967, 1.25% - 2.63%, 8/15/20 - 2/15/46)	526,313	526,000
1.09%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $112,862,072, 1.38%, 9/30/18)	109,403	109,400
1.1%, dated:
8/28/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $75,264,197, 1.25% - 2.00%, 5/31/20 - 11/15/26)	73,205	73,000
8/29/17 due 9/7/17:
(Collateralized by U.S. Treasury Obligations valued at $94,072,851, 1.63% - 3.00%, 11/15/22 - 11/15/45)	91,117	91,000
(Collateralized by U.S. Treasury Obligations valued at $37,331,803, 2.88%, 11/15/46)	36,047	36,000
(Collateralized by U.S. Treasury Obligations valued at $7,258,508, 1.75%, 3/31/22)	7,010	7,000
Nomura Securities International, Inc. at:
1.04%, dated 8/29/17 due 9/5/17 (Collateralized by U.S. Treasury Obligations valued at $910,012,214, 0.00% - 8.13%, 10/31/17 - 5/15/46)	890,180	890,000
1.1%, dated 8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $2,641,880,732, 0.00% - 9.13%, 11/9/17 - 8/15/41)	2,590,554	2,590,000
Norinchukin Bank at:
1.13%, dated 7/25/17 due 9/25/17 (Collateralized by U.S. Treasury Obligations valued at $93,949,362, 3.63%, 2/15/20)	92,179	92,000
1.16%, dated:
8/14/17 due 11/6/17 (Collateralized by U.S. Treasury Obligations valued at $91,852,523, 1.63%, 7/31/19)	90,244	90,000
8/21/17 due 11/9/17 (Collateralized by U.S. Treasury Obligations valued at $91,832,386, 1.63%, 7/31/19)	90,232	90,000
8/23/17 due 11/15/17 (Collateralized by U.S. Treasury Obligations valued at $92,844,089, 1.63% - 3.63%, 7/31/19 - 2/15/20)	91,246	91,000
8/30/17 due 11/22/17 (Collateralized by U.S. Treasury Obligations valued at $184,627,959, 3.63%, 8/15/19)	181,490	181,000
8/31/17 due 11/21/17 (Collateralized by U.S. Treasury Obligations valued at $91,802,179, 1.63%, 7/31/19)	90,238	90,000
1.17%, dated 7/26/17 due 10/26/17 (Collateralized by U.S. Treasury Obligations valued at $93,954,642, 3.63%, 2/15/20)	92,275	92,000
1.2%, dated 6/29/17 due 10/3/17 (Collateralized by U.S. Treasury Obligations valued at $95,061,185, 1.25%, 10/31/19)	93,298	93,000
RBC Capital Markets Corp. at 1.08%, dated 8/3/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $45,944,308, 1.13% - 7.63%, 1/15/19 - 5/15/47)	45,122	45,000
RBC Dominion Securities at:
1.04%, dated:
8/1/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $183,374,389, 1.75% - 3.00%, 6/30/22 - 5/15/45)	178,190	178,000
8/4/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $181,706,934, 1.75% - 2.13%, 6/30/22 - 2/28/24)	178,201	178,000
8/7/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $184,503,208, 3.00%, 5/15/45)	179,191	179,000
1.07%, dated:
7/20/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $189,962,540, 1.38% - 1.75%, 6/30/22 - 9/30/23)	186,525	186,000
7/24/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $187,897,592, 1.38% - 2.00%, 6/30/22 - 11/15/26)	184,520	184,000
1.08%, dated 7/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $187,893,972, 1.75% - 2.00%, 6/30/22 - 11/15/26)	184,541	184,000
RBS Securities, Inc. at:
1.04%, dated 8/30/17 due 9/6/17 (Collateralized by U.S. Treasury Obligations valued at $395,928,704, 0.59% - 9.13%, 9/15/17 - 5/15/46)	388,078	388,000
1.07%, dated 8/31/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $396,127,630, 0.49% - 7.13%, 10/31/17 - 5/15/45)	388,081	388,000
Societe Generale at:
1.06%, dated:
7/12/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $364,665,710, 0.63% - 8.75%, 10/31/17 - 8/15/47)	355,638	355,000
7/25/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $746,050,734, 0.00% - 8.50%, 10/31/17 - 8/15/46)	729,329	728,000
1.07%, dated 8/14/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $353,847,628, 0.00% - 5.38%, 10/12/17 - 2/15/45)	346,119	345,800
1.09%, dated:
7/5/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $376,514,276, 0.00% - 9.00%, 9/15/17 - 5/15/47)	369,025	368,000
7/6/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $376,993,237, 0.00% - 9.00%, 11/9/17 - 11/15/46)	369,025	368,000
7/13/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $375,229,364, 0.00% - 6.88%, 11/9/17 - 5/15/47)	366,997	366,000
1.1%, dated 8/18/17 due 11/20/17 (Collateralized by U.S. Treasury Obligations valued at $319,762,200, 0.00% - 8.75%, 10/26/17 - 11/15/44)	313,899	313,000
Sumitomo Mitsui Trust Bank Ltd. at 1.16%, dated:
8/30/17 due 9/7/17 (Collateralized by U.S. Treasury Obligations valued at $39,073,464, 2.50%, 5/15/24)	38,044	38,000
9/6/17 due 10/18/17(d)	37,050	37,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $30,275,200)		30,275,200
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $137,092,807)		137,092,807
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(3,050,473)
NET ASSETS - 100%		$134,042,334

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$9,546,978,000 due 9/01/17 at 1.08%
BNP Paribas, S.A.	$560,977
BNY Mellon Capital Markets LLC	105,094
Bank of America NA	1,579,557
Bank of Nova Scotia	384,117
Citibank NA	813,950
Credit Agricole CIB New York Branch	867,548
Credit Suisse Securities (USA) LLC	335,748
HSBC Securities (USA), Inc.	525,468
J.P. Morgan Securities, Inc.	809,221
Merrill Lynch, Pierce, Fenner & Smith, Inc.	285,329
Mizuho Securities USA, Inc.	812,899
Wells Fargo Securities LLC	2,467,070
$9,546,978

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017